EQUITY (Details 1) - shares		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Shares		161,960,126,723	157,207,260,723	153,645,193,123
American Depository Receipts (ADR)	[1]	26,486,000,071	31,238,866,071	34,800,933,671
Total		188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Disclosure of transactions between related parties [line items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADR)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Disclosure of transactions between related parties [line items]
Shares		59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADR)	[1]
Total		59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding		31.72%	31.72%	31.72%
The Bank New York Mellon [Member]
Disclosure of transactions between related parties [line items]
Shares
American Depository Receipts (ADR)	[1]	26,486,000,071	31,238,866,071	34,800,933,671
Total		26,486,000,071	31,238,866,071	34,800,933,671
Percentage of equity holding		14.05%	16.58%	18.47%
Banks On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		15,451,106,985	13,892,691,988	12,257,100,312
American Depository Receipts (ADR)	[1]
Total		15,451,106,985	13,892,691,988	12,257,100,312
Percentage of equity holding		8.20%	7.37%	6.50%
Pension Funds (AFP) On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		9,033,172,896	6,896,552,755	6,990,857,997
American Depository Receipts (ADR)	[1]
Total		9,033,172,896	6,896,552,755	6,990,857,997
Percentage of equity holding		4.79%	3.66%	3.71%
Stock Brokers On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		4,773,558,507	3,762,310,365	3,071,882,351
American Depository Receipts (ADR)	[1]
Total		4,773,558,507	3,762,310,365	3,071,882,351
Percentage of equity holding		2.53%	2.00%	1.63%
Other Minority Holders [Member]
Disclosure of transactions between related parties [line items]
Shares		6,109,287,067	6,062,704,347	4,732,351,195
American Depository Receipts (ADR)	[1]
Total		6,109,287,067	6,062,704,347	4,732,351,195
Percentage of equity holding		3.25%	3.21%	2.51%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.